SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 764	$ 36,540	$ 764	$ 36,540	$ 1,883	$ 961	$ 12,822
Allowance for doubtful accounts receivable	0		0		0	0
Accounts receivable					24,469
Revenue recognized					194,481	13,511
Impairment loss						14,320
Operating expenses	166,314	152,885	611,851	490,022	771,059	463,526
Research and development	1,943	45,229	39,536	70,810	125,664	31,965
Professional fees	111,716	55,775	400,318	238,172	403,164	186,027
Selling, general and administrative expenses	52,655	$ 51,881	171,997	181,040	242,231	231,214
Stock based compensation			322,233	$ 1,111,360	1,357,141	80,736
Intangible assets	$ 50		$ 50		$ 200	$ 400
Common stock transferred shares in exchange for properties, Shares			1,000,000		1,000,000
Conversion ratio of potentially dilutive shares			Total potentially dilutive shares reflect a 10 for 1 conversion into common shares per its designation.
Common stock transferred shares in exchange for properties, Amount			$ 1,000		$ 1,000
Minimum [Member]
Intangible assets estimated useful lives			5 years		5 years
Maximum [Member]
Intangible assets estimated useful lives			17 years		17 years
Customer [Member]
Accounts receivable description			Accounts receivable are due within 30 to 60 days and are stated at amounts due from customers.		Accounts receivable are due within 30 to 60 days and are stated at amounts due from customers.
Customer One [Member]
Accounts receivable description			Accounts receivable from one customer which individually represented 100% of total accounts receivable. The customer received shipment of a Neutron Source Directional Equipment shortly before December 31, 2017 and 100% of accounts receivable were collected in January of 2018.		Accounts receivable from one customer which individually represented 100% of total accounts receivable. The customer received shipment of a Neutron Source Directional Equipment shortly before December 31, 2017 and 100% of accounts receivable were collected in January of 2018.